INVESTMENTS (offsetting) (DETAILS1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Contract [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	$ 6	$ 6
Gross amounts offset in the balance sheets	6	6
Derivatives Subject to an ISDA Master Agreements [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	6	6
Gross amounts offset in the balance sheets	6	6
Other Financial Liabilities [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	63	83
Net amounts presented in the balance sheets	63	83
Other Liabilities [Member]
Offsetting Liabilities [Line Items]
Gross amount recognized	69	89
Gross amounts offset in the balance sheets	6	6
Net amounts presented in the balance sheets	$ 63	$ 83